Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	AMERICAN PENSION INVESTORS TRUST
Prospectus Date	rr_ProspectusDate	Jun. 22, 2016
Document Creation Date	dei_DocumentCreationDate	Dec. 20, 2016